WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.0%
Alabama - 2.3%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$400,000	$429,672
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	80,000	79,136	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	101,259	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	486,622
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	76,735
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	110,780
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	645,000	644,190	(a)(b)

Total Alabama				1,928,394

Alaska - 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	80,549
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	151,342	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	437,767

Total Alaska				669,658

Arizona - 3.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	45,931
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	509,621
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	50,312
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	503,312	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	397,145
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	75,464

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$621,599
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	516,726

Total Arizona				2,720,110

Arkansas - 0.2%
Arkansas State Development Finance Authority Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	201,000	(c)

California - 10.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	51,507
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	51,162
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	203,820
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.510%	4/1/24	160,000	160,306	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	199,540	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	524,574	(a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	104,114	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	101,381	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	73,095	(c)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	15,000	15,352
Various Purpose, Refunding	5.000%	10/1/45	500,000	560,651
Various Purpose, Refunding	4.000%	10/1/50	500,000	492,780
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	52,070
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	52,909

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	$650,000	$677,382
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	53,976
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	415,000	426,394	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	98,687	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	529,286
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	106,206
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	45,000	47,968
Series B	6.125%	11/1/29	135,000	143,909
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	251,045	(a)(b)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	161,104	(c)
Series H, Refunding	5.000%	11/1/29	300,000	324,137	(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	277,149
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	107,642
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	107,186
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	111,263
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	108,892
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	312,335
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	400,000	406,395	(c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	107,228	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	53,654

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/52	$250,000	$250,014
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	536,574
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	437,481
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	103,643

Total California				8,382,811

Colorado - 1.6%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	132,831
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	317,532
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	52,287
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	160,116
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	156,026
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	45,091
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	100,026
C-470 Express Lanes	5.000%	12/31/51	230,000	228,950
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,045	(c)

Total Colorado				1,292,904

Connecticut - 1.1%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	52,319
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	533,149

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO:
Series A	4.000%	4/15/37	$125,000	$127,053
Series E	5.000%	10/15/34	50,000	52,676
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	105,756

Total Connecticut				870,953

District of Columbia - 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	75,486

Florida - 4.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,875	(c)
Series A	5.000%	10/1/45	250,000	251,137	(c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	215,864	(c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	94,259
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,438	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	205,824	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	146,399
Series A, Refunding	5.000%	10/1/49	300,000	306,843	(c)
Series B, Refunding	5.000%	10/1/40	200,000	203,613	(c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	685,450	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	261,469
Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,156
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	476,664
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	210,854
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	500,000	514,417

Total Florida				3,654,262

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 1.6%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	$250,000	$257,321
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	104,201
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	107,673
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	54,856
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	175,000	177,058
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	207,792
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	154,624
Project One Subordinated, Series A	5.000%	1/1/45	100,000	103,448
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	200,000	197,996

Total Georgia				1,364,969

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	102,063

Illinois - 13.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	101,129
Series 2023	5.750%	4/1/48	750,000	815,067
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	850,000	821,500
Series A	5.000%	12/1/40	1,100,000	1,100,909
Series C, Refunding	5.000%	12/1/25	100,000	102,306
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,082,074
Series A	5.000%	1/1/44	125,000	123,100
Series A, Refunding	5.625%	1/1/29	250,000	265,504
Series C, Refunding	5.000%	1/1/25	30,000	30,583
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	260,610	(c)
Series D, Refunding	5.000%	1/1/46	10,000	10,096
TrIPS Obligated Group	5.000%	7/1/48	50,000	49,150	(c)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	$50,000	$52,143
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/58	1,500,000	1,620,768
Second Lien, Series A, Refunding	5.000%	1/1/47	35,000	35,469
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,644
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	63,908
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	37,188
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	91,701
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	100,000	112,758
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	51,251
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	267,532
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	204,999
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	52,515
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,756
Series 2016, Refunding	5.000%	2/1/27	25,000	26,356
Series 2016, Refunding	5.000%	2/1/29	20,000	21,089
Series A	5.000%	5/1/36	250,000	261,086
Series A	5.000%	3/1/46	400,000	414,867
Series A, Refunding	5.000%	10/1/29	150,000	161,825
Series A, Refunding	5.000%	10/1/30	350,000	376,488
Series D	5.000%	11/1/27	225,000	240,096
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	749,655
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	505,622
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	451,314
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	61,132

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	$415,000	$464,549

Total Illinois				11,143,739

Indiana - 1.2%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	95,084
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	98,127
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	103,286
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	97,994
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	313,063
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	300,000	308,423	(c)

Total Indiana				1,015,977

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	300,000	303,387	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	89,144

Total Iowa				392,531

Kentucky - 3.1%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	634,174
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	563,419
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	102,267
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	299,026	(a)(b)
Series C	4.000%	6/1/25	200,000	199,469	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	$500,000	$469,478
Owensboro, KY, Electric Light & Power System Revenue, Series B, Refunding	5.000%	1/1/24	345,000	347,637

Total Kentucky				2,615,470

Louisiana - 0.7%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	238,710
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	51,015
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,645
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	150,000	141,123	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	125,000	118,228	(a)(b)

Total Louisiana				559,721

Maryland - 0.3%
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	238,959

Massachusetts - 1.2%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	250,000	260,195
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	91,133
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,202
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	50,000	48,446
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	77,752
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	55,000	59,268	(c)
Series A, Refunding	5.000%	7/1/36	160,000	169,865	(c)
Series E	5.000%	7/1/46	250,000	260,713	(c)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	53,237	(d)

Total Massachusetts				1,030,811

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$100,000	$100,333
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	792,114
Senior Lien, Series A	5.000%	7/1/49	650,000	680,745
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	88,313
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	40,000	40,650
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	100,091	(c)

Total Michigan				1,802,246

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	46,386

Nebraska - 0.8%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	426,682
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	242,579

Total Nebraska				669,261

Nevada - 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	231,791	(e)

New Jersey - 5.5%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/35	180,000	197,579
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/36	215,000	232,443

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	$85,000	$85,374	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,483	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	108,651	(d)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	54,225	(d)
School Facilities Construction, Series QQQ	5.000%	6/15/31	400,000	444,534
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	537,939	(f)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	101,352	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	164,013
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	111,476
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	52,480
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	100,000	104,934
Transportation Program, Series AA	5.000%	6/15/45	100,000	100,809
Transportation Program, Series AA	4.000%	6/15/50	500,000	464,350
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	327,616
Transportation Program, Series BB	4.000%	6/15/36	500,000	501,787
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	103,801
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	162,688
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	346,467	(f)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	104,211
Series G, Refunding	5.000%	1/1/35	60,000	64,848
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	31,219

Total New Jersey				4,553,279

New York - 11.3%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	103,046
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	147,924
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	242,503	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Transportation Revenue:
Green Bonds, Series E	5.000%	11/15/33	$250,000	$270,810
Series A-2	5.000%	5/15/30	335,000	359,208	(a)(b)
Series F, Refunding	5.000%	11/15/27	500,000	514,187
New York City, NY, GO:
Subseries A-1	5.000%	8/1/47	250,000	268,183
Subseries B-1	5.250%	10/1/43	500,000	561,903
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	91,106
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	486,643
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,030,959
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	53,140
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	233,111
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	100,000	105,856
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	107,731
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	106,357
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	98,190	(e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	50,936
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	77,427	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,445	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	237,167	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,426	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	24,856	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	730,491	(c)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	278,039	(c)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	$635,000	$562,385
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	10,161	(c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	952,147	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	175,000	184,853
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,066,555
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	349,702

Total New York				9,402,447

North Carolina - 0.3%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	68,452
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	135,022
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,080

Total North Carolina				208,554

North Dakota - 0.5%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	550,000	411,931

Ohio - 2.8%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	243,853
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	231,627
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	86,444	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	240,749	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	120,000	108,510	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	98,871	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	$500,000	$533,327
Xavier University 2020 Project	5.000%	5/1/33	495,000	543,940
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	100,000	97,048
Warrensville Heights, OH, School District, GO, Refunding, BAM	5.000%	12/1/44	175,000	177,363

Total Ohio				2,361,732

Oregon - 0.2%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	172,409

Pennsylvania - 5.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	146,918
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,355
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	100,000	99,318
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	53,762
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding	4.750%	5/1/57	250,000	251,638
Lancaster County, PA, Hospital Authority Revenue, Penn State Health	5.000%	11/1/37	600,000	636,728
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	98,040	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,384,689	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	183,750
Series A-1	5.000%	12/1/47	25,000	25,803
Series B	5.000%	12/1/45	500,000	528,847
Series B, Refunding	5.250%	12/1/47	250,000	271,847
Subordinated, Series B	5.000%	12/1/48	100,000	104,086

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	$100,000	$95,025
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	267,416
Lease Revenue, Refunding	5.000%	10/1/30	100,000	112,786
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	164,423
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	21,008

Total Pennsylvania				4,496,439

Puerto Rico - 4.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	481,681	(e)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	82,000	52,237
Restructured, Series A	5.000%	7/1/62	80,000	76,900
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	156,767
Restructured, Series A-1	4.000%	7/1/37	760,000	661,435
Restructured, Series A-1	4.000%	7/1/41	100,000	83,759
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	139,913	*(g)
Series A	5.000%	7/1/42	320,000	229,600	*(g)
Series A	5.050%	7/1/42	100,000	71,750	*(g)
Series XX	5.250%	7/1/40	360,000	258,300	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	50,518
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	170,257
Restructured, Series A-1	4.550%	7/1/40	10,000	9,542
Restructured, Series A-1	4.750%	7/1/53	1,000,000	927,260
Restructured, Series A-1	5.000%	7/1/58	358,000	342,945
Restructured, Series A-2	4.329%	7/1/40	230,000	213,654

Total Puerto Rico				3,926,518

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$250,000	$238,025

South Dakota - 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,560

Tennessee - 1.3%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	477,227
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	52,200
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	99,588	(a)(b)
Series A	5.250%	9/1/26	425,000	432,507

Total Tennessee				1,061,522

Texas - 5.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,877
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	101,561
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	258,837	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,137,569
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	103,754
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	486,466
Harris County, TX, Cultural Education Facilities Finance Corp.:
Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	397,860	(a)(b)
Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	214,438

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	$200,000	$194,594
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	101,362	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	349,189	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	330,000	307,151	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	100,000	94,233
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	52,579
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	237,714
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	50,149
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	48,165
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	115,000	119,527
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,015	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	72,546
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	90,868

Total Texas				4,444,454

Utah - 2.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	256,522	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,106
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	225,983

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	$200,000	$204,593
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	266,511
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	279,825
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	301,778
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	290,470
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	266,534

Total Utah				2,097,322

Virginia - 0.7%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	53,146
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	216,807
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	90,701
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	202,754	(c)

Total Virginia				563,408

Washington - 1.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	250,000	266,998	(c)
Series 2022, Refunding	5.000%	8/1/41	250,000	265,097	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	205,914
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	103,958

Total Washington				841,967

Wisconsin - 0.8%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	50,000	48,464
Cone Health, Series A	5.000%	10/1/52	250,000	258,536

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	$100,000	$102,707
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	270,232

Total Wisconsin				679,939

TOTAL MUNICIPAL BONDS (Cost - $79,149,494)				76,495,008

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.4%
New York - 1.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1 (Cost - $1,073,248)	5.250%	6/15/52	1,000,000	1,111,024

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $80,222,742)				77,606,032

SHORT-TERM INVESTMENTS - 6.8%
MUNICIPAL BONDS - 6.8%
Arizona - 0.5%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	3.850%	11/15/52	450,000	450,000	(i)(j)

Connecticut - 0.6%
Connecticut State Housing Finance Authority, Housing Mortgage Finance, Series C, SPA - TD Bank N.A.	3.500%	11/15/48	500,000	500,000	(i)(j)

Delaware - 0.3%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	3.900%	11/1/35	270,000	270,000	(i)(j)

Georgia - 1.1%
Bartow County Development Authority, GA, Solid Waste Disposal Facility Revenue, Georgia Power Company Plant Bowen Project	4.200%	11/1/62	950,000	950,000	(c)(i)(j)

Mississippi - 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series C	3.850%	12/1/30	300,000	300,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	19

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.5%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.850%	8/1/40	$600,000	$600,000	(i)(j)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.850%	4/1/36	200,000	200,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.850%	6/15/49	400,000	400,000	(i)(j)

Total New York				1,200,000

Ohio - 0.1%
Ohio State, GO, Common Schools, Series C	3.400%	6/15/26	100,000	100,000	(i)(j)

Oregon - 2.3%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.920%	8/1/34	100,000	100,000	(i)(j)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.900%	8/1/34	1,800,000	1,800,000	(i)(j)

Total Oregon				1,900,000

TOTAL MUNICIPAL BONDS (Cost - $5,670,000)				5,670,000

			SHARES
OVERNIGHT DEPOSITS - 0.0%††
BNY Mellon Cash Reserve Fund (Cost - $10,910)	2.250%		10,910	10,910	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,680,910)				5,680,910

TOTAL INVESTMENTS - 100.2% (Cost - $85,903,652)				83,286,942
TOB Floating Rate Notes - (0.8)%				(665,000)
Other Assets in Excess of Other Liabilities - 0.6%				504,316

TOTAL NET ASSETS - 100.0%				$83,126,258

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of May 31, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	21

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset SMASh Series TF Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$76,495,008	—	$76,495,008
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,111,024	—	1,111,024

Total Long-Term Investments	—	77,606,032	—	77,606,032

Short-Term Investments†:
Municipal Bonds	—	5,670,000	—	5,670,000
Overnight Deposits	—	10,910	—	10,910

Total Short-Term Investments	—	5,680,910	—	5,680,910

Total Investments	—	$83,286,942	—	$83,286,942

†	See Schedule of Investments for additional detailed categorizations.

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